Parent Entity Financial Information - Summary of Information Extracted from Books and Records of Parent (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jan. 01, 2023	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Current assets
Cash and cash equivalents	$ 42,557,621		$ 78,713,885		$ 99,039,172	$ 142,737,362	$ 102,601,252
Trade and other receivables	8,158,174		3,564,333
Prepayments	1,700,788		1,859,797
Assets classified as held for sale	2,044,673		2,219,952
Total current assets	57,297,347		89,153,275
Non-current assets
Exploration and evaluation assets			0		2,212,013
Investment securities at fair value through profit or loss			16,666,665
Other assets	1,156,056		1,254,826
Total non-current assets	168,798,194		174,189,768
Total assets	226,095,541		263,343,043
Current liabilities
Payables	998,258		1,342,369
Borrowings	31,668,810	$ 30,856,176	29,895,899
Derivative financial instruments	5,368,624	$ 426,553	866,278
Total current liabilities	46,241,894		37,260,850
Total liabilities	88,505,284		79,406,768
Net assets	137,590,257		183,936,275
Equity [abstract]
Contributed equity	367,537,075		338,425,286	$ 338,108,198
Reserves	29,723,162		30,358,828
Accumulated losses	(259,669,980)		(184,847,839)
Total equity	137,590,257		183,936,275		$ 226,056,269	$ 251,133,478	$ 138,449,834
Parent
Current assets
Cash and cash equivalents	39,222,311		72,819,657
Trade and other receivables	92,533		62,513
Prepayments	64,749		12,992
Current assets	39,379,593		72,895,162
Assets classified as held for sale	2,197,607		2,372,886
Total current assets	41,577,200		75,268,048
Non-current assets
Amounts due from related parties	132,012,140		121,976,670
Investment securities at fair value through profit or loss			16,429,244
Other assets	5,234		5,741
Total non-current assets	132,017,374		138,411,655
Total assets	173,594,574		213,679,703
Current liabilities
Payables	275,118		322,940
Borrowings	30,360,575		28,554,210
Derivative financial instruments	5,368,624		866,278
Total current liabilities	36,004,317		29,743,428
Total liabilities	36,004,317		29,743,428
Net assets	137,590,257		183,936,275
Equity [abstract]
Contributed equity	367,537,075		338,425,286
Reserves	2,844,337		25,017,175
Accumulated losses	(232,791,155)		(179,506,186)
Total equity	$ 137,590,257		$ 183,936,275